Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018 [1]	Jun. 30, 2018 [1]
Financial assets
Cash and cash equivalents	€ 3,911	€ 3,230	€ 3,991
Fair value [member]
Financial assets
Cash and cash equivalents	3,911	3,230	3,991
Amortised cost	499	629	632
Fair value through other comprehensive income	327	329	288
Financial assets at fair value through profit and loss:
Financial assets	5,530	4,746	5,499
Financial liabilities
Bank loans and overdrafts	(1,044)	(816)	(1,131)
Bonds and other loans	(26,787)	(23,691)	(27,842)
Lease liabilities	(1,967)	(1,981)	(2,112)
Derivatives	(464)	(402)	(542)
Other financial liabilities	(123)	(150)	(390)
Financial liabilities	(30,385)	(27,040)	(32,017)
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit and loss:
Financial assets at fair value through profit or loss	412	194	209
Fair value [member] | Other [member]
Financial assets at fair value through profit and loss:
Financial assets	381	364	379
Carrying amount [member]
Financial assets
Cash and cash equivalents	3,911	3,230	3,991
Amortised cost	499	629	632
Fair value through other comprehensive income	327	329	288
Financial assets at fair value through profit and loss:
Financial assets	5,530	4,746	5,499
Financial liabilities
Bank loans and overdrafts	(1,041)	(814)	(1,128)
Bonds and other loans	(25,390)	(23,391)	(27,426)
Lease liabilities	(1,967)	(1,981)	(2,112)
Derivatives	(464)	(402)	(542)
Other financial liabilities	(123)	(150)	(390)
Financial liabilities	(28,985)	(26,738)	(31,598)
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit and loss:
Financial assets at fair value through profit or loss	412	194	209
Carrying amount [member] | Other [member]
Financial assets at fair value through profit and loss:
Financial assets	€ 381	€ 364	€ 379

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.